Annual Total Returns [BarChart] - AZL MVP Balanced Index Strategy Fund - AZL MVP Balanced Index Strategy Fund	Apr. 30, 2021
Bar Chart Table:
Annual Return 2013	12.56%
Annual Return 2014	6.09%
Annual Return 2015	(0.22%)
Annual Return 2016	6.61%
Annual Return 2017	11.40%
Annual Return 2018	(4.44%)
Annual Return 2019	16.92%
Annual Return 2020	5.98%